OTHER EXPENSE - Other Expense (Income) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other expense [Abstract]
Bank charges	$ 2	$ 2	$ 3	$ 3
Loulo-Gounkoto loss of control	1,035	0	1,035	0
Loss (gain) on non-hedge derivatives	1	0	1	0
Litigation legal expenses	16	7	20	11
Loss (gain) on warrant investments at FVPL	(1)	1	(1)	3
Loulo-Gounkoto reduced operations costs	58	0	125	0
Losses on litigation settlements	0	0	91	0
Tax interest and penalties	0	61	0	61
Other	(1)	(18)	(17)	(34)
Total other expense	1,110	89	1,291	112
Other income [Abstract]
Gains (losses) on disposals of non-current assets	(745)	(5)	(745)	(6)
Interest income on other assets	(12)	(4)	(23)	(9)
Other income	757	9	768	15
Total	$ 353	$ 80	$ 523	$ 97